Income Taxes (Tables)	12 Months Ended
Sep. 25, 2015
Income Tax Disclosure [Abstract]
Significant components of the income tax provision
Significant components of the income tax provision for fiscal 2015, 2014 and 2013 are as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
Current:
United States:
Federal	$(6)	$10	$14
State	6	18	8
Non U.S.	80	95	81
Current income tax provision	$80	$123	$103
Deferred:
United States:
Federal	$58	$(79)	$(12)
State	(4)	(24)	5
Non U.S.	(34)	4	12
Deferred income tax provision	$20	$(99)	$5
	$100	$24	$108

Reconciliation between U.S. federal income taxes at the statutory rate and provision for income taxes on continuing operations
The reconciliation between U.S. federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations for the years ended September 25, 2015, September 26, 2014 and September 27, 2013 is as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
Notional U.S. federal income tax expense at the statutory rate	$250	$215	$209
Adjustments to reconcile to the income tax provision:
U.S. state income tax provision, net	(11)	(12)	(3)
Non U.S. net earnings(1)	(199)	(232)	(175)
Nondeductible charges	58	47	78
Valuation allowance	3	4	4
Other	(1)	2	(5)
Provision for income taxes	$100	$24	$108
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(1)	Excludes nondeductible charges and other items which are broken out separately in the table.

Components of the net deferred income tax asset
The components of the net deferred income tax asset as of September 25, 2015 and September 26, 2014 are as follows ($ in millions):

	As of
	September 25, 2015	September 26, 2014
Deferred tax assets:
Accrued liabilities and reserves	$329	$483
Tax loss and carryforwards	2,473	2,265
Postretirement benefits	141	106
Deferred revenue	138	120
Other	91	73
	3,172	3,047
Deferred tax liabilities:
Prepaid insurance	(109)	—
Property, plant and equipment	(78)	(92)
Intangible assets	(622)	(532)
Other	(36)	(20)
	(845)	(644)
Net deferred tax asset before valuation allowance	2,327	2,403
Valuation allowance	(2,016)	(1,990)
Net deferred tax asset	$311	$413

Reconciliation of the beginning and ending amount of unrecognized tax benefit
A rollforward of unrecognized tax benefits as of September 25, 2015, September 26, 2014 and September 27, 2013 is as follows ($ in millions):

	As of
	September 25, 2015	September 26, 2014	September 27, 2013
Balance as of beginning of year	$267	$256	$120
Additions based on tax positions related to the current year	48	46	137
Additions based on tax positions related to prior years	17	7	7
Reductions based on tax positions related to prior years	(19)	(39)	(6)
Reductions related to settlements	—	(1)	—
Reductions related to lapse of the applicable statute of limitations	(2)	(2)	(2)
Currency translation	(9)	—	—
Balance as of end of year	$302	$267	$256

Disclosure of income tax examinations
Open tax years in significant jurisdictions are as follows:

Jurisdiction	Years Open To Audit
Australia	2004-2014
Canada	2006-2014
Germany	2006-2014
Ireland	2010-2014
Switzerland	2005-2014
United Kingdom	2013-2014
United States	1997-2014

Summary of net receivables and liabilities related to the 2012 and 2007 Tax Sharing Agreements
The receivables and liabilities related to the 2012 and 2007 Tax Sharing Agreements as of September 25, 2015 and September 26, 2014 are as follows ($ in millions):

	2012 Tax Sharing Agreement		2007 Tax Sharing Agreement
	As of		As of
	September 25, 2015	September 26, 2014	September 25, 2015	September 26, 2014
Net receivable:
Prepaid expenses and other current assets	$—	$—	$—	$3
Other assets	—	—	19	23
	—	—	19	26
Tax sharing agreement related liabilities
Accrued and other current liabilities	—	—	(15)	(21)
Other liabilities	(46)	(46)	(194)	(194)
	(46)	(46)	(209)	(215)
Net liability	$(46)	$(46)	$(190)	$(189)

Income (loss) in conjunction with Tax Sharing Agreements
The Company recorded (expense) income in conjunction with the 2012 and 2007 Tax Sharing Agreements for the years ended September 25, 2015, September 26, 2014 and September 27, 2013 as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
(Expense)/income
2007 Tax Sharing Agreement	$(5)	$(21)	$—
2012 Tax Sharing Agreement	(2)	15	(32)